John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 12/31/2024

Fund’s investments
As of 12-31-24 (unaudited)
	Shares	Value
Common stocks 97.4%		$14,589,273,695
(Cost $11,242,993,069)
Communication services 5.8%		868,093,628
Entertainment 1.1%
The Walt Disney Company	1,428,509	159,064,477
Interactive media and services 2.8%
Alphabet, Inc., Class A	2,215,021	419,303,475
Media 0.9%
Omnicom Group, Inc.	1,635,371	140,707,321
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	675,116	149,018,355
Consumer discretionary 5.2%		776,358,489
Hotels, restaurants and leisure 1.1%
Booking Holdings, Inc.	20,468	101,693,621
MGM Resorts International (A)	1,680,212	58,219,346
Household durables 0.8%
Lennar Corp., Class A	846,200	115,396,294
Specialty retail 3.3%
AutoNation, Inc. (A)	808,543	137,322,943
AutoZone, Inc. (A)	63,902	204,614,204
The Home Depot, Inc.	409,039	159,112,081
Consumer staples 7.6%		1,134,284,506
Beverages 0.6%
Coca-Cola Europacific Partners PLC	1,171,649	89,994,360
Consumer staples distribution and retail 3.5%
Sysco Corp.	3,740,870	286,026,920
U.S. Foods Holding Corp. (A)	3,423,233	230,931,298
Personal care products 1.3%
Kenvue, Inc.	9,039,147	192,985,788
Tobacco 2.2%
Philip Morris International, Inc.	2,778,115	334,346,140
Energy 7.5%		1,122,912,485
Energy equipment and services 1.4%
Schlumberger, Ltd.	5,385,147	206,466,536
Oil, gas and consumable fuels 6.1%
Canadian Natural Resources, Ltd.	3,908,516	120,655,889
Cenovus Energy, Inc.	9,277,101	140,548,080
ConocoPhillips	2,053,471	203,642,719
Diamondback Energy, Inc.	1,440,071	235,926,832
Marathon Petroleum Corp.	1,118,527	156,034,517
Phillips 66	523,461	59,637,912
Financials 22.6%		3,383,773,731
Banks 7.7%
Huntington Bancshares, Inc.	13,222,802	215,134,989
JPMorgan Chase & Co.	3,024,038	724,892,147
Wells Fargo & Company	2,958,261	207,788,253
Capital markets 5.9%
Blue Owl Capital, Inc.	7,613,919	177,099,756
Intercontinental Exchange, Inc.	661,367	98,550,297
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
LPL Financial Holdings, Inc.	844,481	$275,731,491
Morgan Stanley	1,752,396	220,311,225
The Goldman Sachs Group, Inc.	205,457	117,648,787
Consumer finance 3.4%
American Express Company	859,009	254,945,281
Discover Financial Services	1,476,631	255,796,788
Financial services 3.1%
Corpay, Inc. (A)	614,964	208,116,117
Fidelity National Information Services, Inc.	3,114,501	251,558,246
Insurance 2.5%
Aon PLC, Class A	546,371	196,234,608
Arthur J. Gallagher & Company	302,167	85,770,103
Chubb, Ltd.	340,918	94,195,643
Health care 12.3%		1,847,637,567
Biotechnology 3.3%
AbbVie, Inc.	1,815,357	322,588,939
Amgen, Inc.	644,021	167,857,633
Health care equipment and supplies 2.2%
Abbott Laboratories	1,668,489	188,722,791
Hologic, Inc. (A)	1,610,958	116,133,962
Medtronic PLC	375,200	29,970,976
Health care providers and services 5.7%
Cencora, Inc.	1,106,184	248,537,421
Humana, Inc.	123,950	31,447,355
McKesson Corp.	407,320	232,135,741
The Cigna Group	110,835	30,605,977
UnitedHealth Group, Inc.	609,183	308,161,312
Pharmaceuticals 1.1%
AstraZeneca PLC, ADR	1,682,702	110,250,635
Johnson & Johnson	211,192	30,542,587
Sanofi SA, ADR	636,165	30,682,238
Industrials 17.2%		2,582,484,614
Aerospace and defense 1.0%
General Dynamics Corp.	582,153	153,391,494
Building products 1.6%
Allegion PLC	557,932	72,910,554
Builders FirstSource, Inc. (A)	548,093	78,338,932
Masco Corp.	1,146,963	83,235,105
Electrical equipment 1.2%
Emerson Electric Company	1,495,848	185,380,443
Ground transportation 2.4%
Norfolk Southern Corp.	909,477	213,454,252
Uber Technologies, Inc. (A)	2,432,824	146,747,944
Industrial conglomerates 2.2%
Honeywell International, Inc.	1,439,133	325,085,753
Machinery 2.9%
Deere & Company	266,078	112,737,249
Fortive Corp.	2,010,974	150,823,050
Wabtec Corp.	882,135	167,243,975
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Passenger airlines 1.9%
Delta Air Lines, Inc.	2,449,541	$148,197,231
United Airlines Holdings, Inc. (A)	1,501,004	145,747,488
Professional services 3.3%
Jacobs Solutions, Inc.	1,180,555	157,745,759
KBR, Inc.	1,381,778	80,046,400
Leidos Holdings, Inc.	1,001,972	144,344,086
Robert Half, Inc.	1,586,780	111,804,519
Trading companies and distributors 0.7%
United Rentals, Inc.	149,410	105,250,380
Information technology 10.9%		1,632,145,297
Electronic equipment, instruments and components 3.0%
Flex, Ltd. (A)	5,240,468	201,181,567
Keysight Technologies, Inc. (A)	889,166	142,826,735
Trimble, Inc. (A)	1,501,004	106,060,943
Semiconductors and semiconductor equipment 3.2%
Applied Materials, Inc.	674,176	109,641,243
Microchip Technology, Inc.	2,052,221	117,694,874
Micron Technology, Inc.	2,125,498	178,881,912
NXP Semiconductors NV	367,166	76,315,453
Software 3.1%
Nice, Ltd., ADR (A)	587,622	99,801,720
Oracle Corp.	2,142,216	356,978,874
Technology hardware, storage and peripherals 1.6%
Dell Technologies, Inc., Class C	1,183,055	136,335,258
Hewlett Packard Enterprise Company	4,984,858	106,426,718
Materials 4.4%		653,740,429
Construction materials 1.8%
CRH PLC	2,802,176	259,257,324
Containers and packaging 0.9%
Smurfit WestRock PLC	2,546,723	137,166,501
Metals and mining 1.7%
Kinross Gold Corp.	12,540,343	116,248,980
Teck Resources, Ltd., Class B	3,480,573	141,067,624
Utilities 3.9%		587,842,949
Electric utilities 2.9%
FirstEnergy Corp.	4,300,212	171,062,433
NextEra Energy, Inc.	1,556,753	111,603,623
PPL Corp.	4,546,135	147,567,542
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4,967,203	157,609,351

	Yield (%)	Shares	Value
Short-term investments 1.7%			$259,224,500
(Cost $259,224,500)
Short-term funds 1.7%			259,224,500
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.4156(B)	259,224,500	259,224,500

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $11,502,217,569) 99.1%	$14,848,498,195
Other assets and liabilities, net 0.9%	128,502,453
Total net assets 100.0%	$14,977,000,648

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$3,521	$282,265,265	$(282,260,754)	$(8,033)	$1	—	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|